Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 31 Dec 2024	27	50	7	107	191
Additions	181	6	1	6	194
Amounts utilised	(18)	(35)	—	(14)	(67)
Unused amounts reversed	(3)	(8)	(4)	(4)	(19)
Exchange and other movements	2	8	—	(8)	2
At 30 Jun 2025	189	21	4	87	301
Contractual commitments[1]
At 31 Dec 2024					84
Net change in expected credit loss provisions					(10)
At 30 Jun 2025					74
Total provisions
At 31 Dec 2024					275
At 30 Jun 2025					375
1The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS
9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 23.